Vanguard U.S. Momentum Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Consumer Discretionary (18.5%)
* Tesla Inc.	2,895	1,443
* Amazon.com Inc.	242	835
* Netflix Inc.	1,367	724
* MercadoLibre Inc.	618	722
Dollar General Corp.	2,507	506
* Charter Communications Inc. Class A	715	440
* Spotify Technology SA	1,424	402
Lowe's Cos. Inc.	1,816	299
eBay Inc.	4,726	259
* Lululemon Athletica Inc.	626	235
* Carvana Co. Class A	935	202
* Etsy Inc.	1,410	169
Cable One Inc.	88	162
Costco Wholesale Corp.	457	159
* Nautilus Inc.	13,245	157
* At Home Group Inc.	8,047	154
* Stamps.com Inc.	600	150
* Wayfair Inc.	495	147
Fortune Brands Home & Security Inc.	1,733	146
* Chipotle Mexican Grill Inc. Class A	111	145
* Liberty Broadband Corp.	991	139
Target Corp.	902	136
* Chegg Inc.	1,722	127
* Rh	384	127
Walmart Inc.	909	126
* Trade Desk Inc. Class A	256	123
* SiteOne Landscape Supply Inc.	962	120
* BJ's Wholesale Club Holdings Inc.	2,628	117
* Penn National Gaming Inc.	2,179	111
Domino's Pizza Inc.	272	111
Estee Lauder Cos. Inc. Class A	464	103
Thor Industries Inc.	1,078	102
Home Depot Inc.	325	93
* Sportsman's Warehouse Holdings Inc.	5,835	92
* Purple Innovation Inc. Class A	4,684	88
Wingstop Inc.	528	86
Camping World Holdings Inc. Class A	2,889	84
* Floor & Decor Holdings Inc. Class A	1,102	81
* Cardlytics Inc.	1,016	77
Papa John's International Inc.	753	74
* El Pollo Loco Holdings Inc.	4,084	73
Churchill Downs Inc.	395	69
* MarineMax Inc.	2,344	69
Williams-Sonoma Inc.	774	68
Lennar Corp. Class A	850	64

Best Buy Co. Inc.	567	63
Winnebago Industries Inc.	1,154	62
* Century Communities Inc.	1,734	62
Pool Corp.	186	61
* Lakeland Industries Inc.	2,931	60
KB Home	1,635	58
Wendy's Co.	2,737	57
* Lumber Liquidators Holdings Inc.	2,309	55
* CarParts.com Inc.	3,939	55
ODP Corp.	2,340	55
* LGI Homes Inc.	468	52
* Meritage Homes Corp.	542	52
* Malibu Boats Inc. Class A	979	51
* M/I Homes Inc.	1,153	49
Big Lots Inc.	976	46
* Ollie's Bargain Outlet Holdings Inc.	478	46
Sonic Automotive Inc. Class A	1,064	45
* 2U Inc.	1,077	45
* Lovesac Co.	1,657	44
* Cavco Industries Inc.	224	43
TEGNA Inc.	3,123	39
* 1-800-Flowers.com Inc. Class A	1,270	38
* Crocs Inc.	943	38
* TRI Pointe Group Inc.	2,203	37
* frontdoor Inc.	835	36
Yum China Holdings Inc.	582	34
DR Horton Inc.	461	33
Tractor Supply Co.	220	33
* Murphy USA Inc.	237	32
Acushnet Holdings Corp.	897	32
* Gentherm Inc.	676	31
* Deckers Outdoor Corp.	139	28
Johnson Outdoors Inc. Class A	329	28
* WW International Inc.	1,121	26
* Altice USA Inc. Class A	837	23
Strategic Education Inc.	209	21
* CarMax Inc.	167	18
* Roku Inc.	99	17
* National Vision Holdings Inc.	387	14
New York Times Co. Class A	285	12
* Adient plc	615	11
		11,558
Consumer Staples (3.3%)
General Mills Inc.	3,811	244
Hormel Foods Corp.	4,104	209
Flowers Foods Inc.	5,931	145
Hershey Co.	888	132
WD-40 Co.	624	128
* Freshpet Inc.	1,092	124
* Celsius Holdings Inc.	6,240	121
PepsiCo Inc.	673	94
* Helen of Troy Ltd.	453	94
PetMed Express Inc.	2,512	87
* Boston Beer Co. Inc. Class A	88	78
* United Natural Foods Inc.	3,675	66
John B Sanfilippo & Son Inc.	798	64
Ingles Markets Inc. Class A	1,512	61

Lamb Weston Holdings Inc.	947	59
SpartanNash Co.	2,815	56
* Hain Celestial Group Inc.	1,457	48
B&G Foods Inc.	1,073	33
Procter & Gamble Co.	218	30
* Simply Good Foods Co.	1,175	29
Weis Markets Inc.	582	29
Vector Group Ltd.	2,735	28
Fresh Del Monte Produce Inc.	1,136	26
* Sprouts Farmers Market Inc.	1,073	25
Kroger Co.	551	20
Sanderson Farms Inc.	126	15
* Beyond Meat Inc.	87	12
		2,057
Energy (1.5%)
* Enphase Energy Inc.	2,889	223
* SolarEdge Technologies Inc.	989	219
* FuelCell Energy Inc.	32,638	93
* Renewable Energy Group Inc.	2,093	70
* CNX Resources Corp.	6,188	68
* Ameresco Inc. Class A	1,518	52
* Southwestern Energy Co.	18,000	50
* Sunrun Inc.	669	38
Range Resources Corp.	5,035	37
EQT Corp.	2,184	35
Arcosa Inc.	391	18
* Bloom Energy Corp. Class A	842	13
		916
Financial Services (12.4%)
Digital Realty Trust Inc.	3,382	526
Equinix Inc.	643	508
* PayPal Holdings Inc.	2,438	498
S&P Global Inc.	1,325	485
SBA Communications Corp. Class A	1,478	452
Moody's Corp.	1,346	397
Crown Castle International Corp.	2,173	355
American Tower Corp.	1,127	281
* Zillow Group Inc. Class C	2,058	176
MSCI Inc. Class A	458	171
Prologis Inc.	1,647	168
Brown & Brown Inc.	3,559	165
Sun Communities Inc.	920	137
* Redfin Corp.	2,652	126
Global Payments Inc.	712	126
MarketAxess Holdings Inc.	251	122
* Palomar Holdings Inc.	998	112
Cohen & Steers Inc.	1,833	111
Intercontinental Exchange Inc.	1,004	107
Americold Realty Trust	2,597	100
* Square Inc.	618	99
Mastercard Inc. Class A	267	96
Safehold Inc.	1,588	88
Western Union Co.	3,669	86
Kinsale Capital Group Inc.	410	85
Ares Management Corp. Class A	2,013	81
CyrusOne Inc.	923	77

QTS Realty Trust Inc. Class A	1,135	77
* Fair Isaac Corp.	175	74
Goosehead Insurance Inc. Class A	710	73
Visa Inc. Class A	322	68
EVERTEC Inc.	1,906	67
Investors Real Estate Trust	885	63
PennyMac Financial Services Inc.	1,178	62
Equity LifeStyle Properties Inc.	930	62
Arthur J Gallagher & Co.	579	61
Apollo Global Management LLC	1,273	60
AMERISAFE Inc.	892	59
* MoneyGram International Inc.	20,310	59
* Mr Cooper Group Inc.	3,182	58
* Repay Holdings Corp. Class A	2,299	58
Medical Properties Trust Inc.	3,066	57
Community Healthcare Trust Inc.	1,202	56
Morningstar Inc.	323	52
Hamilton Lane Inc. Class A	672	49
* Cannae Holdings Inc.	1,290	49
Global Medical REIT Inc.	3,764	48
PJT Partners Inc.	764	45
Agree Realty Corp.	669	45
* Encore Capital Group Inc.	944	43
* Realogy Holdings Corp.	3,867	43
Independence Realty Trust Inc.	3,276	38
Rexford Industrial Realty Inc.	757	36
* Bancorp Inc.	3,754	36
* PRA Group Inc.	743	35
Gaming and Leisure Properties Inc.	927	34
Lexington Realty Trust	2,877	33
Terreno Realty Corp.	492	29
Taubman Centers Inc.	735	28
Global Net Lease Inc.	1,553	27
EastGroup Properties Inc.	201	27
UMH Properties Inc.	1,788	26
* eHealth Inc.	409	26
* Triumph Bancorp Inc.	895	26
Uniti Group Inc.	2,405	24
Getty Realty Corp.	788	23
Virtus Investment Partners Inc.	158	22
Artisan Partners Asset Management Inc. Class A	555	21
James River Group Holdings Ltd.	416	20
* StoneX Group Inc.	331	19
iStar Inc.	1,506	19
Capitol Federal Financial Inc.	1,989	19
ServisFirst Bancshares Inc.	502	18
Universal Health Realty Income Trust	243	16
BlackRock Inc.	27	16
Allstate Corp.	124	11
Office Properties Income Trust	451	11
City Office REIT Inc.	1,267	10
		7,773
Health Care (25.8%)
* Regeneron Pharmaceuticals Inc.	1,185	735
* Vertex Pharmaceuticals Inc.	2,375	663
Eli Lilly and Co.	3,606	535
Humana Inc.	1,241	515

Bristol-Myers Squibb Co.	6,627	412
AbbVie Inc.	4,046	387
Danaher Corp.	1,307	270
* Horizon Therapeutics plc	3,316	249
Gilead Sciences Inc.	3,303	220
* Immunomedics Inc.	4,831	215
* Veeva Systems Inc. Class A	675	191
* Alnylam Pharmaceuticals Inc.	1,429	190
* Acceleron Pharma Inc.	1,835	179
* DexCom Inc.	405	172
* Seattle Genetics Inc.	1,035	164
* Teladoc Health Inc.	728	157
* Mersana Therapeutics Inc.	7,951	152
* DaVita Inc.	1,738	151
* Vapotherm Inc.	4,746	148
Owens & Minor Inc.	8,511	141
* Amedisys Inc.	578	140
* Immunovant Inc.	3,877	132
* Allogene Therapeutics Inc.	3,318	118
* Insulet Corp.	539	118
* ACADIA Pharmaceuticals Inc.	2,970	118
* Fulgent Genetics Inc.	3,931	116
* Arcturus Therapeutics Holdings Inc.	2,403	116
* Moderna Inc.	1,774	115
* Repligen Corp.	743	115
* Quidel Corp.	631	111
* VBI Vaccines Inc.	25,970	111
* Arcus Biosciences Inc.	4,638	110
* Nevro Corp.	786	108
* Tandem Diabetes Care Inc.	937	106
* Iovance Biotherapeutics Inc.	3,168	106
* Cue Biopharma Inc.	5,874	105
* TG Therapeutics Inc.	4,177	104
* Edwards Lifesciences Corp.	1,191	102
* ChemoCentryx Inc.	1,891	101
* Sorrento Therapeutics Inc.	12,432	100
* Vaxart Inc.	16,588	98
* Natera Inc.	1,527	97
* Surgery Partners Inc.	5,044	96
* Catalent Inc.	1,035	96
* Revance Therapeutics Inc.	3,267	96
* LHC Group Inc.	453	94
* Genprex Inc.	23,518	93
* Molecular Templates Inc.	7,758	90
* Akebia Therapeutics Inc.	8,557	89
Baxter International Inc.	1,022	89
* iBio Inc.	42,366	89
* MacroGenics Inc.	2,928	85
* Ardelyx Inc.	14,755	85
Thermo Fisher Scientific Inc.	195	84
* Community Health Systems Inc.	15,862	82
* NantKwest Inc.	11,152	81
* Ovid therapeutics Inc.	14,142	81
* Aquestive Therapeutics Inc.	10,151	80
* Inspire Medical Systems Inc.	659	79
* Fate Therapeutics Inc.	2,157	79
* Applied Therapeutics Inc.	3,247	78

* BioMarin Pharmaceutical Inc.	999	78
* Masimo Corp.	344	77
* Karyopharm Therapeutics Inc.	5,018	76
* Castle Biosciences Inc.	1,665	76
* Karuna Therapeutics Inc.	986	75
* Novavax Inc.	681	75
* Agenus Inc.	17,202	75
* Chembio Diagnostics Inc.	18,149	74
* Kadmon Holdings Inc.	14,836	74
* Protagonist Therapeutics Inc.	3,299	74
* Ocular Therapeutix Inc.	8,401	73
* Kiniksa Pharmaceuticals Ltd. Class A	4,111	73
* Translate Bio Inc.	5,144	72
* Bridgebio Pharma Inc.	2,421	72
* Intra-Cellular Therapies Inc.	3,966	72
* Axsome Therapeutics Inc.	951	70
* Twist Bioscience Corp.	989	69
* Assembly Biosciences Inc.	3,151	69
* Emergent BioSolutions Inc.	598	68
* Syndax Pharmaceuticals Inc.	4,162	68
* CEL-SCI Corp.	5,226	68
* Dicerna Pharmaceuticals Inc.	3,640	67
* MannKind Corp.	37,887	66
* Co-Diagnostics Inc.	5,833	64
* Kodiak Sciences Inc.	1,201	63
* Cytokinetics Inc.	2,602	62
* GenMark Diagnostics Inc.	4,790	62
Chemed Corp.	119	62
AmerisourceBergen Corp. Class A	618	60
Perrigo Co. plc	1,143	60
* Adaptive Biotechnologies Corp.	1,406	59
Encompass Health Corp.	893	58
* Relmada Therapeutics Inc.	1,618	58
* AtriCure Inc.	1,280	57
* BrainStorm Cell Therapeutics Inc.	4,540	57
* Syneos Health Inc.	904	57
West Pharmaceutical Services Inc.	200	57
* MyoKardia Inc.	508	56
* RadNet Inc.	3,829	55
* Select Medical Holdings Corp.	2,751	55
* Paratek Pharmaceuticals Inc.	11,834	54
* ImmunoGen Inc.	14,674	54
* Bioxcel Therapeutics Inc.	1,329	54
* Anavex Life Sciences Corp.	12,732	54
* Syros Pharmaceuticals Inc.	4,019	53
* Deciphera Pharmaceuticals Inc.	1,177	53
* Novocure Ltd.	635	53
* Collegium Pharmaceutical Inc.	2,716	52
* NGM Biopharmaceuticals Inc.	2,769	52
* Affimed NV	14,891	51
* Provention Bio Inc.	3,912	51
* CytoSorbents Corp.	6,042	51
* R1 RCM Inc.	3,466	50
* iRhythm Technologies Inc.	226	50
* BioCryst Pharmaceuticals Inc.	11,812	49
* Dynavax Technologies Corp.	8,075	48
* Alector Inc.	3,682	48

* Durect Corp.	27,335	47
* Veracyte Inc.	1,423	47
* Bio-Rad Laboratories Inc. Class A	92	47
* Medpace Holdings Inc.	350	45
* Atreca Inc. Class A	3,190	45
* Apellis Pharmaceuticals Inc.	1,466	45
Zoetis Inc.	282	45
* NeoGenomics Inc.	1,120	44
* Theravance Biopharma Inc.	2,365	43
Abbott Laboratories	385	42
* NuVasive Inc.	807	42
* Sarepta Therapeutics Inc.	285	42
National Research Corp.	742	42
* OraSure Technologies Inc.	3,542	42
ResMed Inc.	225	41
* Constellation Pharmaceuticals Inc.	1,922	40
* OPKO Health Inc.	12,428	40
STERIS plc	252	40
* NanoString Technologies Inc.	988	40
* Y-mAbs Therapeutics Inc.	902	39
* Akero Therapeutics Inc.	1,190	39
* Charles River Laboratories International Inc.	176	39
* Adverum Biotechnologies Inc	3,138	38
* Geron Corp.	18,494	38
* Addus HomeCare Corp.	399	37
* Ontrak Inc.	508	37
* OrthoPediatrics Corp.	733	37
* Meridian Bioscience Inc.	2,525	36
* Eidos Therapeutics Inc.	821	36
* Global Blood Therapeutics Inc.	560	35
* Insmed Inc.	1,243	35
* Calithera Biosciences Inc.	8,664	35
* Krystal Biotech Inc.	730	35
* Halozyme Therapeutics Inc.	1,189	34
* Inovio Pharmaceuticals Inc.	2,823	34
* Epizyme Inc.	2,516	33
* Denali Therapeutics Inc.	1,017	32
Invacare Corp.	4,709	32
* Cardiovascular Systems Inc.	977	32
* Neogen Corp.	416	32
* Ultragenyx Pharmaceutical Inc.	372	32
* Prothena Corp. plc	2,440	32
* Reata Pharmaceuticals Inc. Class A	301	32
* Aytu BioScience Inc.	29,651	31
* Rocket Pharmaceuticals Inc.	1,209	31
* Antares Pharma Inc.	10,737	30
* Incyte Corp.	311	30
* Mirati Therapeutics Inc.	196	29
* Lannett Co. Inc.	5,535	29
* Intellia Therapeutics Inc.	1,347	29
* Avrobio Inc.	1,663	29
* Xencor Inc.	779	28
* Neurocrine Biosciences Inc.	238	28
* Catalyst Pharmaceuticals Inc.	8,389	28
* Exelixis Inc.	1,237	27
* Turning Point Therapeutics Inc.	343	27
* Amneal Pharmaceuticals Inc.	6,432	26

Luminex Corp.	970	26
* Recro Pharma Inc.	9,211	25
* Biogen Inc.	88	25
* STAAR Surgical Co.	490	24
* Option Care Health Inc.	1,997	23
* Quanterix Corp.	633	23
* Editas Medicine Inc.	611	22
* Minerva Neurosciences Inc.	6,758	21
* Arrowhead Pharmaceuticals Inc.	501	21
* PTC Therapeutics Inc.	410	20
* Allakos Inc.	225	20
* Axonics Modulation Technologies Inc.	457	19
* Avantor Inc.	824	19
* Arvinas Inc.	694	18
* CytomX Therapeutics Inc.	2,462	18
* Biohaven Pharmaceutical Holding Co. Ltd.	283	18
* Hanger Inc.	901	18
Amgen Inc.	70	18
* Intercept Pharmaceuticals Inc.	349	17
* HealthStream Inc.	796	16
* Invitae Corp.	471	16
* CareDx Inc.	482	16
* Cerus Corp.	2,490	16
* NextCure Inc.	1,735	16
* Odonate Therapeutics Inc.	960	16
* Flexion Therapeutics Inc.	1,304	15
* United Therapeutics Corp.	137	15
* Tabula Rasa HealthCare Inc.	273	14
* Marinus Pharmaceuticals Inc.	6,929	13
* AMN Healthcare Services Inc.	244	13
National HealthCare Corp.	191	12
* Endo International plc	3,966	12
* Molina Healthcare Inc.	61	11
Bio-Techne Corp.	42	11
		16,148
Materials & Processing (3.6%)
Newmont Corp.	11,338	763
* Trex Co. Inc.	1,365	204
* Alpha Pro Tech Ltd.	9,209	129
* TopBuild Corp.	798	123
Hecla Mining Co.	15,950	96
Ball Corp.	1,193	96
* Masonite International Corp.	835	76
Scotts Miracle -Gro Co.	443	75
* Novagold Resources Inc.	6,224	66
* Forterra Inc.	4,528	60
Royal Gold Inc.	435	59
* Installed Building Products Inc.	623	54
Sherwin-Williams Co.	67	45
Air Products & Chemicals Inc.	153	45
* Clearwater Paper Corp.	1,289	43
Reliance Steel & Aluminum Co.	381	40
* Amyris Inc.	10,778	35
Patrick Industries Inc.	583	33
Simpson Manufacturing Co. Inc.	330	32
Advanced Drainage Systems Inc.	542	30
* Builders FirstSource Inc.	973	30

	Commercial Metals Co.	1,056	22
	Gold Resource Corp.	5,033	20
	Innospec Inc.	259	19
	UFP Industries Inc.	271	16
	AAON Inc.	272	16
	P H Glatfelter Co.	853	13
			2,240
Producer Durables (5.9%)
*	Generac Holdings Inc.	1,202	228
*	Copart Inc.	1,700	176
	Booz Allen Hamilton Holding Corp. Class A	1,680	148
*	Aecom	3,435	136
	Verisk Analytics Inc. Class A	634	118
*	XPO Logistics Inc.	1,273	112
	Shyft Group Inc.	5,507	110
*	CryoPort Inc.	1,891	105
	Northrop Grumman Corp.	296	101
*	Vectrus Inc.	2,260	98
	Old Dominion Freight Line Inc.	473	96
	ADT Inc.	8,298	88
	Republic Services Inc. Class A	916	85
*	Axon Enterprise Inc.	967	83
	Kansas City Southern	448	82
*	Workhorse Group Inc.	4,392	80
*	Paylocity Holding Corp.	528	78
*	CoStar Group Inc.	90	76
*	Saia Inc.	523	70
	Lockheed Martin Corp.	177	69
*	Virgin Galactic Holdings Inc.	3,851	69
	Knight-Swift Transportation Holdings Inc.	1,471	67
	Cintas Corp.	190	63
*	Casella Waste Systems Inc. Class A	1,038	58
*	Vicor Corp.	669	58
*,1 API Group Corp.		3,934	56
*	Vivint Smart Home Inc.	3,075	55
*	FTI Consulting Inc.	466	53
	Mesa Laboratories Inc.	216	53
	Marten Transport Ltd.	2,763	50
*	Teledyne Technologies Inc.	157	49
*	SPX Corp.	1,132	47
	Brunswick Corp.	759	47
*	Wrap Technologies Inc.	4,821	42
*	Stericycle Inc.	648	42
	Franklin Electric Co. Inc.	689	41
*	Atkore International Group Inc.	1,419	38
	Exponent Inc.	447	36
*	Construction Partners Inc. Class A	1,882	35
*	Aerojet Rocketdyne Holdings Inc.	841	35
	Astec Industries Inc.	637	34
*	Atlas Air Worldwide Holdings Inc.	578	33
*	PAE Inc.	3,661	32
	Tennant Co.	456	30
	Federal Signal Corp.	942	30
	Schneider National Inc. Class B	1,095	30
	Tetra Tech Inc.	320	30
*	AeroVironment Inc.	364	28
	Costamare Inc.	4,875	25

* Itron Inc.	401	24
McGrath RentCorp	343	23
BWX Technologies Inc.	405	22
CSW Industrials Inc.	307	22
Triton International Ltd.	615	22
* Dorian LPG Ltd.	2,493	21
International Seaways Inc.	1,224	21
Jacobs Engineering Group Inc.	225	20
DHT Holdings Inc.	3,836	20
Badger Meter Inc.	312	19
Werner Enterprises Inc.	405	19
ICF International Inc.	260	18
Eaton Corp. plc	161	16
* Huron Consulting Group Inc.	362	16
* Zebra Technologies Corp.	54	15
ESCO Technologies Inc.	146	13
		3,716
Technology (26.9%)
* Advanced Micro Devices Inc.	12,627	1,147
Apple Inc.	8,592	1,109
NVIDIA Corp.	1,924	1,029
* ServiceNow Inc.	1,440	694
Activision Blizzard Inc.	7,778	650
* Electronic Arts Inc.	4,438	619
Microsoft Corp.	2,690	607
* Autodesk Inc.	2,347	577
* Adobe Inc.	930	477
* DocuSign Inc. Class A	1,636	365
Intel Corp.	6,000	306
* Five9 Inc.	2,378	303
Lam Research Corp.	861	290
* Zoom Video Communications Inc. Class A	877	285
* Coupa Software Inc.	617	202
* RingCentral Inc. Class A	650	189
* Alphabet Inc. Class A	111	181
* Digital Turbine Inc.	7,424	180
Entegris Inc.	2,656	178
* GAN Ltd.	8,017	165
* Inphi Corp.	1,412	161
* Inovalon Holdings Inc. Class A	5,903	146
* Everbridge Inc.	944	140
* Nuance Communications Inc.	4,644	139
* Zscaler Inc.	904	130
Leidos Holdings Inc.	1,426	129
* Cadence Design Systems Inc.	1,121	124
NortonLifeLock Inc.	5,112	120
* Avalara Inc.	894	118
* Dynatrace Inc.	2,668	118
* Crowdstrike Holdings Inc. Class A	932	117
* Twilio Inc. Class A	419	113
* Globant SA	633	112
Teradyne Inc.	1,299	110
* Okta Inc.	505	109
Maxar Technologies Inc.	4,619	107
* Fastly Inc. Class A	1,143	106
* Synaptics Inc.	1,228	105
Pegasystems Inc.	815	105

* Splunk Inc.	471	103
* Zynga Inc. Class A	11,260	102
* Fortinet Inc.	772	102
* MongoDB Inc.	434	101
* HubSpot Inc.	319	96
MKS Instruments Inc.	784	94
* Calix Inc.	4,585	89
* Qualys Inc.	840	89
* Alteryx Inc. Class A	724	87
* MACOM Technology Solutions Holdings Inc.	2,452	87
* Tyler Technologies Inc.	253	87
Sapiens International Corp. NV	2,592	87
* Paycom Software Inc.	290	87
* Ultra Clean Holdings Inc.	3,495	86
* Limelight Networks Inc.	14,617	83
* FormFactor Inc.	3,163	83
* EPAM Systems Inc.	251	82
* Ceridian HCM Holding Inc.	1,016	81
* Lattice Semiconductor Corp.	2,781	80
* EverQuote Inc. Class A	2,219	79
* Cirrus Logic Inc.	1,299	79
* Inseego Corp.	6,751	77
* Manhattan Associates Inc.	793	77
* Appfolio Inc.	447	75
* Cloudera Inc.	5,565	74
* Qorvo Inc.	573	73
* Infinera Corp.	9,919	72
* Model N Inc.	1,811	71
Monolithic Power Systems Inc.	250	67
* Lumentum Holdings Inc.	751	65
Skyworks Solutions Inc.	443	64
* Veritone Inc.	7,492	62
* Turtle Beach Corp.	3,092	60
* LivePerson Inc.	1,011	60
* Avaya Holdings Corp.	3,857	60
* Blackline Inc.	677	59
* ANSYS Inc.	172	58
Ubiquiti Inc.	317	58
SYNNEX Corp.	451	57
* Glu Mobile Inc.	7,083	56
* Domo Inc.	1,323	54
* Smartsheet Inc. Class A	962	52
KLA Corp.	254	52
* OneSpan Inc.	2,405	52
CDW Corp.	452	51
* Atlassian Corp. plc Class A	267	51
* NeoPhotonics Corp.	7,577	50
* CEVA Inc.	1,191	50
Citrix Systems Inc.	342	50
* CACI International Inc. Class A	201	47
* nLight Inc.	1,906	45
Switch Inc.	2,537	44
* Synopsys Inc.	197	44
Motorola Solutions Inc.	281	43
* SVMK Inc.	1,737	43
* Axcelis Technologies Inc.	1,820	43
Simulations Plus Inc.	712	42

* Bandwidth Inc. Class A	269	42
Cabot Microelectronics Corp.	278	42
* Unisys Corp.	3,532	41
* Novanta Inc.	384	41
Marvell Technology Group Ltd.	1,048	41
* IAC/InterActiveCorp	301	40
Cognex Corp.	546	38
* Mercury Systems Inc.	495	37
* SPS Commerce Inc.	459	37
* TechTarget Inc.	858	34
* Varonis Systems Inc.	266	33
* Agilysys Inc.	1,258	32
* Q2 Holdings Inc.	325	32
* Vertiv Holdings Co. Class A	1,884	31
* II-VI Inc.	674	30
* Harmonic Inc.	4,903	29
* Box Inc.	1,463	29
* Bottomline Technologies DE Inc.	584	28
NIC Inc.	1,269	27
* Sailpoint Technologies Holdings Inc.	683	27
* Alarm.com Holdings Inc.	446	27
* Ambarella Inc.	495	26
* A10 Networks Inc.	2,783	24
* Diodes Inc.	474	23
* Take-Two Interactive Software Inc.	123	21
PC Connection Inc.	475	21
Power Integrations Inc.	366	20
* Applied Optoelectronics Inc.	1,663	19
* Viavi Solutions Inc.	1,428	19
* Magnite Inc.	2,521	19
Seagate Technology plc	345	17
* Super Micro Computer Inc.	578	16
* Proofpoint Inc.	136	15
Methode Electronics Inc.	494	14
* Akamai Technologies Inc.	120	14
* Avid Technology Inc.	1,690	14
* Photronics Inc.	1,275	13
* Rambus Inc.	873	12
		16,809
Utilities (1.7%)
* T-Mobile US Inc.	3,624	423
Clearway Energy Inc.	2,896	74
* Sunnova Energy International Inc.	2,873	68
* Consolidated Communications Holdings Inc.	8,529	66
* GCI Liberty Inc. Class A	706	57
ATN International Inc.	874	51
Cogent Communications Holdings Inc.	716	48
* Iridium Communications Inc.	1,478	41
Shenandoah Telecommunications Co.	713	39
Ormat Technologies Inc.	644	39
* Anterix Inc.	687	30
Hawaiian Electric Industries Inc.	834	29
* Evoqua Water Technologies Corp.	1,398	29
Xcel Energy Inc.	357	25
Eversource Energy	287	25
Entergy Corp.	207	20

FirstEnergy Corp.		439	13
			1,077
Total Common Stocks (Cost $48,922)			62,294
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
2 Vanguard Market Liquidity Fund (Cost $194)	0.147%	1,939	194
Total Investments (99.9%) (Cost $49,116)			62,488
Other Assets and Liabilities-Net (0.1%)			43
Net Assets (100%)			62,531
Cost is in $000.

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the value o f this security represented 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2020	8	140	20

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4
p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

U.S. Momentum Factor ETF

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the
Schedule of Investments.

At August 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on
Level 1 inputs.